Debt - 2019 Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2019
Debt Instrument [Line Items]
Debt amount outstanding		$ 15,000
Series B-1 Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion price			$ 8.69176
Number of shares into which debt is converted	8,949
2019 Convertible Notes
Debt Instrument [Line Items]
Conversion price				$ 12.4168
Debt amount outstanding				$ 2,500
Debt Conversion, Original Debt, Principal Amount	$ 111